Term Loan (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Term Loan
7. Term Loan
In May 2024, we, as borrower, entered into the K2HV Loan Agreement with K2HV (together with any other lender from time to time, the “Lenders”); K2HV, as administrative agent for the Lenders (in such capacity, together with its successors, the “Administrative Agent”); and Ankura Trust Company, LLC, as collateral trustee for the Lenders (the “Collateral Trustee”). The K2HV Loan Agreement provided up to $60.0 million principal in term loans. We received $30.0 million in gross loan proceeds at closing; $25.0 million from the first tranche commitment and $5.0 million from the second tranche commitment. A third tranche commitment of up to $10.0 million was available to be drawn at our option through June 30, 2025, subject to the achievement, as determined by the Administrative Agent in its discretion, of certain time-based, clinical and regulatory milestones and receipt of not less than $60.0 million in net cash proceeds from certain financing activities, with at least $50.0 million from a single offering of common stock. Our ability to draw upon the third tranche commitment expired on June 30, 2025 without being drawn upon. A fourth tranche commitment of up to $20.0 million was available to be drawn at our option through May 1, 2026, subject to Lender’s review of our clinical, financial and operating plan and subject to the Lender’s consent in its sole and absolute discretion. Our ability to draw upon the fourth tranche commitment expired on May 1, 2026 without being drawn upon.
The term loan was scheduled to mature on May 1, 2028, and we were obligated to make interest only payments for the first 24 months followed by equal interest and principal payments each month thereafter through the maturity date. The term loan bore a variable interest rate equal to the greater of (i) 10.3%, and (ii) the sum of (A) the prime rate last quoted in The Wall Street Journal (or a comparable replacement rate if The Wall Street Journal ceases to quote such rate) and (B) 1.8%. We could prepay, at our option, all, but not less than all, of the outstanding principal balance and all accrued and unpaid interest with respect to the principal balance being prepaid of the term loans, subject to a prepayment premium to which the Lenders were entitled and certain notice requirements. We were obligated to pay a final fee equal to 6.95% of the aggregate amount of the term loans funded (the “Final Fee”) to occur upon the earliest of (i) the maturity date, (ii) the acceleration of the term loans, and (iii) the prepayment of the term loans. The Final Fee was being accreted to interest expense using the effective interest method over the life of the debt.
The Lenders had the option, prior to the full repayment of the term loans, to convert up to $5.0 million of outstanding principal of the term loans into shares of our common stock, pursuant to the Fixed Price Conversion or the Variable Price Conversion, subject to customary adjustments and 9.99% and 19.99% beneficial ownership limitations. There would have been no prepayment penalty for any principal amount converted into common stock. We determined that the Fixed Price Conversion and the Variable Price Conversion within the K2HV Loan Agreement were required to be bifurcated as an embedded derivative under ASC Topic 815, Derivatives and Hedging (“ASC 815”), at fair value, and recorded as a discount on the debt on the date of issuance, with subsequent changes in fair value recognized in the accompanying condensed consolidated statements of operations. See Note 5 for further discussion on this derivative instrument.
As security for our obligations under the K2HV Loan Agreement, we granted the Lenders a first priority security interest on substantially all of our assets (other than intellectual property), subject to certain exceptions. The K2HV Loan Agreement contained customary representations and warranties, events of default and affirmative and negative covenants, including covenants that limited or restricted our ability to, among other things, dispose of assets, make changes to our business, management, ownership or business locations, merge or consolidate, incur additional indebtedness, incur additional liens, pay dividends or other distributions or repurchase equity, make investments, and enter into certain transactions with affiliates, in each case subject to certain exceptions. Upon the occurrence of an event of default, a default interest rate of an additional 5.0% per annum may have been applied to the outstanding loan balances, and the Lenders may have declared all outstanding obligations immediately due and payable and exercised all of their rights and remedies as set forth in the K2HV Loan Agreement and under applicable law.
Subject to certain conditions, we granted the Lenders the right, prior to repayment of the term loans, to invest up to $5.0 million in the aggregate in future offerings of capital stock, at market terms, subject to certain exceptions and conditions.
We incurred debt issuance costs of $0.7 million in connection with the term loans, composed of the facility fee of $0.4 million and other expenses paid to the Lenders of $0.2 million and external legal fees of $0.1 million. These debt issuance costs, together with the fair value of the embedded derivative of $4.5 million at inception of the K2HV Loan Agreement, resulted in a debt discount of $5.1 million which was being amortized to interest expense over the term of the K2HV Loan Agreement using the effective interest method.
On May 6, 2026, we entered into a letter agreement providing for the repayment by us of all amounts owed under the K2HV Loan Agreement. On May 6, 2026, upon payment by us of $31.4 million, all of our indebtedness and obligations to the Collateral Trustee and the Lenders under the K2HV Loan Agreement and any other related loan and collateral security documents was deemed paid and discharged in full. During the three and six months ended June 30, 2026, we recognized a loss on the extinguishment of debt in the amount of $3.4 million, primarily due to the write off of unamortized debt issuance costs and the unaccreted balance of the Final Fee.
The outstanding note payable consisted of the following as of December 31, 2025 (in thousands) :

Note payable	$30,000
Unamortized debt discount and issuance costs	(1,764)
Net carrying amount of note payable	$28,236

The following table provides the components of interest expense related to the K2HV Loan Agreement:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Interest expense based on coupon interest rate (10.3%) of outstanding term loans	$299	$781	$1,072	$1,554
Amortization of debt discount and accretion of Final Fee (8.94%)	176	520	771	1,010
Total interest expense on effective rate (19.24%)	$475	$1,301	$1,843	$2,564

We had presented the full amount of the term loan payable, net of discount and issuance costs, as a current liability as of December 31, 2025 based on our assessment that repayment of the loan was probable in the subsequent twelve months of December 31, 2025.

8. Term Loan
PWB Loan Agreement
In April 2022, we entered into the PWB Loan Agreement with PWB and subsequently drew down an aggregate of $40.0 million in term loans. The term loans accrued interest on the outstanding daily balance at a floating annual rate equal to greater of (i) 0.5% above the prime rate then in effect or (ii) 4.5%. If the prime rate changed throughout the term, the interest rate would have been adjusted effective on the date of the prime rate change. All interest chargeable under the PWB Loan Agreement was computed on a 360-day year for the actual number of days elapsed, with interest payable monthly. We recognized interest expense related to the PWB Loan Agreement of $1.3 million during the year ended December 31, 2024.
In May 2024, we repaid all amounts outstanding under the PWB Loan Agreement, using $29.5 million in net loan proceeds received under the K2HV Loan Agreement, as described below, together with $10.5 million in existing cash. We recognized a total loss on extinguishment of debt in the amount of $0.6 million during the year ended December 31, 2024 primarily due to the write off of unamortized debt issuance costs.
K2HV Loan Agreement
In May 2024, we, as borrower, entered into the K2HV Loan Agreement with K2HV (together with any other lender from time to time, the “Lenders”); K2HV, as administrative agent for the Lenders; and Ankura Trust Company, LLC, as collateral trustee for the Lenders. The K2HV Loan Agreement provides up to $60.0 million principal in term loans. We received $30.0 million in gross loan proceeds at closing; $25.0 million from the first tranche commitment and $5.0 million from the second tranche commitment. A third tranche commitment of up to $10.0 million was available to be drawn at our option through June 30, 2025, subject to the achievement, as determined by the administrative agent in its discretion, of certain time-based, clinical and regulatory milestones and receipt of not less than $60.0 million in net cash proceeds from certain financing activities, with at least $50.0 million from a single offering of common stock. Our ability to draw upon the third tranche commitment expired on June 30, 2025 without being drawn upon. A fourth tranche commitment of up to $20.0 million is available to be drawn down at our option through May 1, 2026, subject to Lender’s review of our clinical, financial and operating plan and subject to the Lender’s consent in its sole and absolute discretion.
The term loan matures on May 1, 2028, and we are obligated to make interest only payments for the first 24 months, followed by interest and equal principal payments each month thereafter through the maturity date. The term loan bears a variable interest rate equal to the greater of (i) 10.3%, and (ii) the sum of (A) the prime rate last quoted in The Wall Street Journal (or a comparable replacement rate if The Wall Street Journal ceases to quote such rate) and (B) 1.8%. We may prepay, at our option, all, but not less than all, of the outstanding principal balance and all accrued and unpaid interest with respect to the principal balance being prepaid of the term loans, subject to a prepayment premium to which the Lenders are entitled and certain notice requirements. We are obligated to pay a final fee equal to 6.95% of the aggregate amount of the term loans funded, or the Final Fee, to occur upon the earliest of (i) the maturity date, (ii) the acceleration of the term loans, and (iii) the prepayment of the term loans. The Final Fee is being accreted to interest expense using the effective interest method over the life of the debt.
The Lenders may elect prior to the full repayment of the term loans to convert up to $5.0 million of outstanding principal of the term loans into shares of our common stock, pursuant to the Fixed Price Conversion or the Variable Price Conversion, subject to customary adjustments and 9.99% and 19.99% beneficial ownership limitations. There will be no prepayment penalty for any principal amount converted into common stock. We determined that the Fixed Price Conversion and the Variable Price Conversion within the K2HV Loan Agreement are required to be bifurcated as an embedded derivative under ASC 815, Derivatives and Hedging (“ASC 815”), at fair value, and recorded as a discount on the debt on the date of issuance, with subsequent changes in fair value recognized in the accompanying consolidated statements of operations. See Note 5 for further discussion on this derivative instrument.
As security for our obligations under the K2HV Loan Agreement, we granted the Lenders a first priority security interest on substantially all of our assets (other than intellectual property), subject to certain exceptions. The K2HV Loan Agreement contains customary representations and warranties, events of default and affirmative and negative covenants, including covenants that limit or restrict our ability to, among other things, dispose of assets, make changes to our business, management, ownership or business locations, merge or consolidate, incur additional indebtedness, incur additional liens, pay dividends or other distributions or repurchase equity, make investments, and enter into certain transactions with affiliates, in each case subject to certain exceptions. Upon the occurrence of an event of default, a default interest rate of an additional 5.0% per annum may be applied to the outstanding loan balances, and the Lenders may declare all outstanding obligations immediately due and payable and exercise all of their rights and remedies as set forth in the K2HV Loan Agreement and under applicable law. As of December 31, 2025, we are in compliance with all covenants.
Subject to certain conditions, we granted the Lenders the right, prior to repayment of the term loans, to invest up to $5.0 million in the aggregate in future offerings of capital stock, at market terms, subject to certain exceptions and conditions.
We incurred debt issuance costs of $0.7 million in connection with the term loans, composed of the facility fee of $0.4 million and other expenses paid to the Lenders of $0.2 million and external legal fees of $0.1 million. These debt issuance costs, together with the fair value of the embedded derivative of $4.5 million at inception of the K2HV Loan
Agreement, resulted in a debt discount of $5.1 million which is being amortized to interest expense over the term of the K2HV Loan Agreement using the effective interest method. As of December 31, 2025, the fair value of the term loan was estimated to be approximately $29.5 million. The fair value was measured using a discounted cash flow analysis, specifically the yield method, which requires the use of Level 3 inputs in the fair value hierarchy.
The outstanding term loans payable consists of the following:

	December 31,
	2025	2024
	(in thousands)
Note payable	$30,000	$30,000
Unamortized debt discount and issuance costs	(1,764)	(3,905)
Net carrying amount of note payable	28,236	26,095
Less: current portion of note payable	(28,236)	—
Note payable, net, less current portion	$—	$26,095

The following table provides the components of interest expense related to the K2HV Loan Agreement:

	Year Ended December 31,
	2025	2024
	(in thousands)
Interest expense based on coupon interest rate (10.3%) of outstanding term loans	$3,133	$2,094
Amortization of debt discount and accretion of Final Fee (8.94%)	2,141	1,217
Total interest expense on effective rate (19.24%)	$5,274	$3,311

The following table presents the total principal payments and Final Fee contractually scheduled to become due during each of the years ended December 31 (in thousands):

2026	$9,600
2027	14,400
2028	8,085
Total principal payments and Final Fee	$32,085

We have presented the full amount of the term loan payable, net of discount and issuance costs, as a current liability as of December 31, 2025, given the potential that the loan may be repaid in the subsequent twelve months.